Contingencies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Contingencies
30.	CONTINGENCIES

Due to the size, complexity and nature of the Company’s operations, various legal, tax, environmental and regulatory matters are outstanding from time to time. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. While the outcomes of these matters are uncertain, based upon the information currently available and except as noted in note 30(a), the Company does not believe that these matters in aggregate will have a material adverse effect on its consolidated financial position, cash flows or results of operations. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in its consolidated financial statements in the appropriate period relative to when such changes occur.

(a)	Tax Reassessment from Mexican Tax Authority

During 2016, the Company received reassessment notices from the Mexican Tax Authority for two of its Mexican subsidiaries primarily related to a reduction in the amount of deductible interest paid on related party debt by those subsidiaries during their 2008 and 2009 fiscal years, and the disallowance of certain intra company fees and expenses. The 2008 fiscal year notices reassess an additional $11 million of income tax, interest, and penalties. The 2009 fiscal year notices reassess an additional $95 million of income tax, interest and penalties relating to the reduction in the amount of deductible interest paid to related parties, and the assertion that tax should have been withheld on the interest paid at a rate of 28% rather than the 10% tax treaty rate relied upon.

In respect of the fiscal 2008 year, the Mexican Tax Authority’s position is that the interest rates charged on the related party debt are not interest rates that independent parties would have agreed to. In respect of the fiscal 2009 year, the Mexican Tax Authority’s position is that the debts did not have a valid business purpose and therefore denied the interest deduction and have assessed a higher rate of Mexican withholding taxes on the interest paid.

The Company’s Mexican subsidiaries incurred debt owing to a related company for the purpose of growing their Mexican business of investing in mining development and operations directly or indirectly. The Company believes that the terms of the debt and applicable interest rate are consistent with terms that would apply between unrelated parties and had prepared the required contemporaneous documentation supporting their arm’s length nature with the assistance of independent transfer pricing specialists.

As a result the Company disputes the positions taken by the Mexican Tax Authority, believes it has filed its tax returns and paid applicable taxes in compliance with Mexican income tax laws and has substantial defenses to these assessments. No amounts have been recorded for any potential liability arising from these matters. The intercompany debt remained in place for years subsequent to 2009 and these years remain open to audit by the Mexican Tax Authority and could be reassessed. The outcome of any potential reassessments for the Company’s Mexican subsidiaries’ 2010 through 2017 years is not readily determinable but could have a material impact on the Company.

The Company intends to vigorously defend its tax filing positions.

(b)	Securities Class Action Lawsuits

United States shareholder class action lawsuit

Following the publication on August 24, 2016 of a news article relating to operations at the Company’s Peñasquito mine, several putative class action lawsuits were filed against the Company and certain of its current and former officers in the U.S. District Court for the Central District of California and one class action lawsuit was filed in the U.S. District Court for the Southern District of New York. On November 21, 2016, a lead plaintiff (“Plaintiff”) was appointed and all claims were consolidated into one action in the U.S. District Court for the Central District of California. On December 8, 2016, the Plaintiff filed an Amended Class Action Complaint and on December 22, 2016, the Plaintiff filed a Corrected Amended Class Action Complaint (the “Amended Complaint”). The Amended Complaint alleges that the Company and certain of its current and former officers made materially false or misleading statements or materially false omissions in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) concerning the Peñasquito mine. The Amended Complaint purports to be brought on behalf of persons who purchased or otherwise acquired the Company’s securities during an alleged class period from March 31, 2014 to October 3, 2016. On January 20, 2017, the Company filed a motion to dismiss the Amended Complaint. On October 12, 2017, the U.S. District Court for the Central District of California issued an order dismissing the action. No loss was incurred by the Company.

Canadian shareholder class action lawsuit

On October 28, 2016 and February 14, 2017, separate proposed class actions were commenced in the Ontario Superior Court of Justice pursuant to the Class Proceedings Act (Ontario) against the Company and certain of its current and former officers. Both statement of claims alleged common law negligent misrepresentation in the Company’s public disclosure concerning the Peñasquito mine and also pleaded an intention to seek leave from the Court to proceed with an allegation of statutory misrepresentation pursuant to the secondary market civil liability provisions under the Securities Act (Ontario). By a consent order, the latter lawsuit will proceed, and the former action has been stayed. The active lawsuit purports to be brought on behalf of persons who acquired the Company’s securities in the secondary market during an alleged class period from October 30, 2014 to August 23, 2016. The Company believes the allegations made in the claim are without merit and intends to vigorously defend against this matter.

(c)	State of Zacatecas’ Ecological Tax

In December 2016, the State of Zacatecas in Mexico approved new environmental taxes that became effective January 1, 2017. Certain operations at the Company’s Peñasquito mine may be subject to these taxes. Payments are due monthly in arrears with the first payment due on February 17, 2017. The legislation provides little direction for how the taxes are to be calculated and therefore, the Company is not able to estimate the amount of the taxes with sufficient reliability.

Further, the Company believes that there is no legal basis for the taxes and filed legal claims challenging their constitutionality and legality on March 9, 2017. Other companies similarly situated also filed legal claims against the taxes and the Mexican federal government has filed a claim before the National Supreme Court against the State of Zacatecas challenging whether the State of Zacatecas had the constitutional authority to implement the taxes.

As the Company is not able to estimate the amount of the taxes with sufficient reliability, no amounts have been recorded for any potential liability.

(d)	Pueblo Viejo Dominicana Corporation (“PVDC”) Alleged Environmental Contamination

In October 2014, PVDC received a copy of an action filed in an administrative court in the Dominican Republic by Rafael Guillen Beltre (the “Petitioner”), who claims to be affiliated with the Dominican Christian Peace Organization. The Government of the Dominican Republic has also been notified of the action. The action alleges that environmental contamination in the vicinity of the Pueblo Viejo mine has caused illness and affected water quality in violation of the Petitioner’s fundamental rights under the Dominican Constitution and other laws. The primary relief sought in the action, which is styled as an “Amparo” remedy, is the suspension of operations at the Pueblo Viejo mine as well as other mining projects in the area until an investigation into the alleged environmental contamination has been completed by the relevant governmental authorities. On June 25, 2015, the trial court in the Municipality of Cotui (“Trial Court”) dismissed the legal action as the Petitioner failed to produce evidence to support his allegations. The Petitioner appealed the Trial Court’s decision to the Constitutional Court on July 21, 2015. On July 28, 2015, PVDC filed a motion to dismiss the appeal as it was filed after the expiry of the applicable filing deadline. The matter is pending ruling by the Constitutional Court. No amounts have been recorded for any potential liability or asset impairment arising from this matter, as PVDC cannot reasonably predict any potential losses.